Portfolio of Investments
Columbia Strategic California Municipal Income Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.2%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	1.330%	1,200,000	1,200,000
Total Floating Rate Notes (Cost $1,200,000)			1,200,000

Municipal Bonds 99.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 10.1%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B AMT (BAM)
07/01/2028	5.000%	500,000	564,875
07/01/2030	5.125%	1,050,000	1,185,660
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2019A AMT
05/15/2035	5.000%	3,795,000	4,707,736
05/15/2049	5.000%	5,000,000	6,019,100
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017 AMT
05/15/2041	5.000%	1,500,000	1,741,440
Subordinated Series 2018 AMT
05/15/2048	5.250%	3,000,000	3,622,200
Subordinated Series 2019 AMT
05/15/2044	4.000%	2,000,000	2,202,840
Subordinated Series 2018C AMT
05/15/2044	5.000%	2,000,000	2,368,040
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,460,740
Norman Y. Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2047	5.000%	3,000,000	3,486,000
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
2nd Series 2011F AMT
05/01/2029	5.000%	5,210,000	5,530,988
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SFO Fuel Company LLC
Series 2019 AMT
01/01/2047	5.000%	1,000,000	1,190,390
Revenue Bonds
San Francisco International Airport
Series 2016 AMT
05/01/2041	5.000%	1,305,000	1,505,239
Series 2014A AMT
05/01/2044	5.000%	6,000,000	6,790,200
Series 2018 AMT
05/01/2048	5.000%	8,000,000	9,428,880
Total			56,804,328
Charter Schools 3.4%
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	893,638
06/15/2049	5.000%	1,400,000	1,432,018
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	1,750,000	1,940,925
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,390,494
07/01/2045	5.000%	1,705,000	1,890,589
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,701,997
Series 2018
08/01/2048	5.000%	1,750,000	2,019,972
KIPP LA Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,102,840
Series 2015A
07/01/2045	5.000%	1,000,000	1,114,580
Kipp SoCal Public Schools
Series 2019A
07/01/2049	5.000%	1,000,000	1,178,180
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	2,000,000	2,331,360
07/01/2046	6.375%	155,000	180,684
Total			19,177,277
Columbia Strategic California Municipal Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 8.2%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,919,332
Series 2018-A
12/01/2044	5.000%	2,000,000	2,369,640
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,357,540
Revenue Bonds
Chapman University
Series 2015
04/01/2040	5.000%	2,500,000	2,890,475
Stanford University
Series 2019V-1
05/01/2049	5.000%	8,450,000	12,556,362
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2041	5.000%	2,500,000	2,699,025
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,179,840
California Lutheran University
Series 2018
10/01/2038	5.000%	300,000	359,184
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,109,970
10/01/2042	5.000%	2,360,000	2,603,104
National University
Series 2019A
04/01/2040	5.000%	1,000,000	1,202,630
04/01/2041	5.000%	2,000,000	2,403,840
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2041	5.000%	1,875,000	2,154,487
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,469,470
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,583,036
11/01/2043	5.875%	1,875,000	2,110,688
Total			45,968,623
Hospital 15.7%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,716,300
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	8,924,160
Dignity Health
Series 2009E
07/01/2025	5.625%	1,125,000	1,133,798
Series 2011A
03/01/2041	5.250%	3,000,000	3,161,730
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,677,600
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	7,668,500
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,260,320
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,265,480
Series 2017A
02/01/2042	4.000%	2,000,000	2,145,860
02/01/2047	5.000%	2,000,000	2,285,900
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,479,560
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	5,382,700
03/01/2048	5.000%	5,000,000	5,912,450

2	Columbia Strategic California Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,520,477
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,119,530
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	818,104
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,146,590
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	573,330
08/01/2045	4.000%	1,000,000	1,036,270
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,504,727
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,958,585
Methodist Hospital of Southern California
01/01/2048	5.000%	7,500,000	8,692,575
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,488,850
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	3,162,540
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2036	5.000%	500,000	599,920
07/01/2048	4.000%	500,000	526,525
Total			88,162,381
Human Service Provider 1.1%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,290,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,950,765
Total			6,240,865
Local Appropriation 0.9%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Series 2014A
05/01/2046	5.000%	1,000,000	1,141,770
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	1,330,000	1,386,485
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,222,380
Total			4,750,635
Local General Obligation 9.4%
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,761,275
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	4,985,200
Chaffey Joint Union High School District(e)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	322,035
08/01/2035	0.000%	660,000	413,642
08/01/2036	0.000%	1,000,000	600,500
Chula Vista Elementary School District(e),(f)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,600,000	1,510,512
Conejo Valley Unified School District(e)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,198,181
08/01/2030	0.000%	1,000,000	685,060
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,335,479

Columbia Strategic California Municipal Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
El Monte Union High School District
Unlimited General Obligation Bonds
Series 2019A
06/01/2044	4.000%	5,250,000	5,734,522
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2019A
08/01/2046	4.000%	4,000,000	4,420,240
Glendale Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,278,149
09/01/2032	0.000%	1,000,000	636,580
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	982,830
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,000,141
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,462,250
08/01/2033	0.000%	2,000,000	1,352,100
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2040	5.000%	1,000,000	1,140,530
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	641,130
08/01/2034	0.000%	1,610,000	988,250
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,811,421
Riverside Community College District(e)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	417,306
08/01/2031	0.000%	1,000,000	656,570
Rocklin Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1995C (NPFGC)
07/01/2020	0.000%	845,000	836,119
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,057,950
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	5,128,250
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,708,095
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	625,000	662,725
Total			52,727,042
Multi-Family 2.1%
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	1,044,020
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,369,450
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,893,190
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,092,340
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/2031	5.125%	2,000,000	2,141,560
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2051	5.000%	1,440,000	1,638,849
NCCD-Hooper Street LLC
07/01/2049	5.250%	500,000	567,365
Total			11,746,774

4	Columbia Strategic California Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.3%
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,067,280
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	665,000	667,374
Total			1,734,654
Other Bond Issue 1.5%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,212,800
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05
03/01/2019
11/25/2033	3.350%	3,992,369	4,348,009
San Diego County Regional Airport Authority
Revenue Bonds
Consolidated Rental Car Facility Project
Series 2014A
07/01/2044	5.000%	1,500,000	1,724,985
Total			8,285,794
Ports 1.9%
Port Commission of the City & County of San Francisco
Revenue Bonds
Series 2010A
03/01/2040	5.125%	5,000,000	5,097,250
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A AMT
08/01/2044	5.000%	5,000,000	5,675,100
Total			10,772,350
Prepaid Gas 0.3%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,500,520
Refunded / Escrowed 4.4%
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	415,000	466,742
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Redding Electric System(g)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	8.727%	155,000	181,775
San Francisco City & County Redevelopment Agency
Prerefunded 02/01/21 Tax Allocation Bonds
San Francisco Redevelopment Projects
Series 2011B
08/01/2031	6.250%	2,600,000	2,806,414
08/01/2041	6.625%	1,600,000	1,735,664
San Joaquin Hills Transportation Corridor Agency(e)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2020	0.000%	12,000,000	11,946,600
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2031	7.000%	1,000,000	1,089,730
Temecula Redevelopment Agency
Prerefunded 08/01/21 Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/2039	7.000%	2,100,000	2,348,094
Union City Community Redevelopment Agency
Prerefunded 12/01/21 Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project
Series 2011
12/01/2033	6.875%	1,500,000	1,705,470
Yorba Linda Redevelopment Agency Successor
Prerefunded 09/01/21 Subordinated Tax Allocation Bonds
Lien-Redevelopment Project
Series 2011A
09/01/2032	6.500%	2,000,000	2,227,240
Total			24,507,729
Resource Recovery 0.4%
California Municipal Finance Authority(c),(d),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	2,745,000	411,750
California Pollution Control Financing Authority(c),(f)
Revenue Bonds
Calplant I Project-Green
Subordinated Series 2019 AMT
12/01/2039	7.500%	2,000,000	1,909,680
Total			2,321,430

Columbia Strategic California Municipal Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 4.7%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2031	6.000%	2,200,000	2,374,680
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,977,067
07/01/2044	5.000%	700,000	803,271
California Municipal Finance Authority(f)
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,690,500
California Municipal Finance Authority
Revenue Bonds
Paradise Vally Estates Project
Series 2019
01/01/2043	5.000%	3,000,000	3,570,030
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	2,077,666
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,518,267
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,849,312
Front Porch Communities and Services
Series 2017
04/01/2047	5.000%	250,000	290,123
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	1,500,000	1,511,865
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,289,360
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,362,575
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,168,761
Total			26,483,477
Sales Tax 3.3%
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2048	5.000%	9,415,000	11,191,422
Orange County Local Transportation Authority
Refunding Revenue Bonds
Series 2019
02/15/2035	5.000%	4,000,000	5,118,680
San Joaquin County Transportation Authority
Revenue Bonds
Measure K
Series 2019
03/01/2039	5.000%	1,500,000	1,866,150
Total			18,176,252
Special Property Tax 8.9%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,340,000	1,344,449
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	630,000	632,117
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2030	5.000%	1,000,000	1,251,690
Carson Redevelopment Agency Successor Agency
Tax Allocation Bonds
Housing
Series 2010A
10/01/2030	5.000%	5,000,000	5,204,150
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,328,520
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,698,575
09/01/2038	5.000%	625,000	666,306

6	Columbia Strategic California Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,822,481
09/01/2036	5.000%	2,435,000	2,787,028
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	55,000	55,241
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	827,618
09/01/2044	5.000%	1,025,000	1,125,942
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,606,440
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,483,170
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	3,000,000	3,344,340
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	1,360,000	1,471,642
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,609,550
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,137,300
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,408,121
08/01/2040	5.750%	2,000,000	2,170,020
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pittsburg Successor Agency Redevelopment Agency(e)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	1,919,211
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,415,000	1,674,469
San Diego Redevelopment Agency Successor Agency(e)
Tax Allocation Bonds
Capital Appreciation
Series 2001 (AGM)
09/01/2020	0.000%	3,630,000	3,582,592
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,130,080
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,361,287
Total			49,642,339
State Appropriated 3.8%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	6,825,000	7,591,243
Revenue Bonds
Judicial Council Projects
Series 2013A
03/01/2038	5.000%	2,500,000	2,781,000
Series 2014B
10/01/2039	5.000%	1,000,000	1,148,800
Various Capital Projects
Series 2011A
10/01/2031	5.125%	5,000,000	5,421,150
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,474,459
Total			21,416,652
State General Obligation 10.7%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	3,770,815

Columbia Strategic California Municipal Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose
Series 2009
11/01/2039	5.500%	4,965,000	5,018,026
Series 2010
03/01/2030	5.250%	1,000,000	1,024,060
03/01/2033	6.000%	4,000,000	4,113,320
03/01/2040	5.500%	4,800,000	4,918,416
Various Purpose - Bid Group A
10/01/2048	5.000%	10,000,000	12,209,300
Unlimited General Obligation Refunding Bonds
Series 2019
04/01/2027	5.000%	5,000,000	6,328,000
04/01/2028	5.000%	10,000,000	12,908,300
Various Purpose
Series 2019
04/01/2032	5.000%	7,000,000	9,523,780
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,007
Total			59,816,024
Tobacco 2.2%
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	4,000,000	4,039,960
06/01/2047	5.250%	1,500,000	1,528,785
Series 2018A-2
06/01/2047	5.000%	6,900,000	6,968,931
Total			12,537,676
Transportation 1.1%
California Municipal Finance Authority(c)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2043	5.000%	5,000,000	5,862,250
Turnpike / Bridge / Toll Road 4.3%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/2046	5.750%	2,850,000	3,299,303
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	5,065,750
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,292,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,402,250
06/01/2033	0.000%	2,940,000	1,924,994
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,924,950
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,658,175
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,649,700
Total			24,217,872
Water & Sewer 1.1%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,698,072
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,341,700
Total			6,039,772
Total Municipal Bonds (Cost $523,643,667)			558,892,716

Money Market Funds 1.1%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.310%(i)	260,188	260,188
JPMorgan Institutional Tax Free Money Market Fund, Institutional Class, 1.264%(i)	5,917,926	5,917,926
Total Money Market Funds (Cost $6,178,104)		6,178,114
Total Investments in Securities (Cost: $531,021,771)		566,270,830
Other Assets & Liabilities, Net		(6,355,993)
Net Assets		559,914,837

8	Columbia Strategic California Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2019.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $32,147,568, which represents 5.74% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Inverse floating rate security issued by a tender option bond (TOB) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. The interest rate shown was the current rate as of July 31, 2019.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2019, the total value of these securities amounted to $411,750, which represents 0.07% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic California Municipal Income Fund | Quarterly Report 2019	9

Portfolio of Investments
Columbia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 100.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.2%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2037	5.000%	1,000,000	1,151,400
01/01/2038	5.000%	675,000	772,497
Arizona State University
Revenue Bonds
Green Bond
Series 2019A
07/01/2037	5.000%	7,800,000	9,814,272
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	2,800,000	3,141,936
Total			14,880,105
California 18.6%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,195,330
04/01/2029	5.000%	1,650,000	1,965,101
04/01/2030	5.000%	1,700,000	2,014,551
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,776,535
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	2,131,412
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,973,350
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,788,255
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	2,085,000	2,334,971
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	5,510,000	6,175,277
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/2022	5.250%	3,395,000	3,704,556
Series 2012A
04/01/2028	5.000%	10,000,000	10,999,200
Series 2013I
11/01/2028	5.250%	9,225,000	10,735,132
11/01/2029	5.000%	5,000,000	5,764,750
11/01/2031	5.500%	2,930,000	3,443,805
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	17,843,454
California Statewide Communities Development Authority
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,618,150
Methodist Hospital of Southern California
01/01/2038	5.000%	3,000,000	3,520,830
Series 2017
05/15/2033	5.000%	1,350,000	1,620,837
05/15/2034	5.000%	1,000,000	1,195,620
05/15/2035	5.000%	2,200,000	2,621,498
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,306,344
11/15/2031	5.000%	1,000,000	1,204,190
11/15/2032	5.000%	1,610,000	1,930,519
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,074,670
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,962,601
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	9,000,000	10,026,720
Columbia Intermediate Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	6,183,607
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	5,000,000	5,702,550
Hartnell Community College District(b)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,497,012
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,706,600
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2033	5.000%	4,000,000	4,735,320
Manteca Unified School District(b)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,651,850
Monrovia Unified School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/2021	5.250%	5,600,000	5,965,456
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	3,000,000	3,588,660
Rancho Santiago Community College District(b)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	21,334,880
San Joaquin Hills Transportation Corridor Agency(b)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	20,977,129
San Jose Financing Authority
Refunding Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	5,000,000	5,729,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/2022	5.250%	2,500,000	2,774,350
Windy Point/Windy Flats Project
Series 2010-1
07/01/2028	5.000%	10,000,000	10,362,900
07/01/2030	5.000%	10,000,000	10,353,600
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,953,300
Various Purpose
Series 2010
03/01/2025	5.000%	1,000,000	1,023,270
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,179,530
09/01/2033	5.000%	1,250,000	1,465,438
West Contra Costa Unified School District(b)
Unlimited General Obligation Bonds
Series 2005 (NPFGC)
08/01/2020	0.000%	7,285,000	7,190,076
Total			235,303,136
Colorado 3.0%
City & County of Denver Airport System
Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	11,101,600
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,485,240
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,389,720
Series 2015
12/01/2026	5.000%	1,860,000	2,167,012
12/01/2028	5.000%	1,000,000	1,152,680
12/01/2030	5.000%	1,400,000	1,593,494
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,742,655

2	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,477,620
Prerefunded 06/01/20 Certificate of Participation
Series 2010A
06/01/2025	5.000%	4,000,000	4,126,520
Unrefunded Certificate of Participation
Series 2010A
06/01/2025	5.000%	865,000	890,976
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2027	5.000%	3,750,000	4,188,675
Total			37,316,192
Connecticut 0.4%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	1,615,000	1,703,098
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	370,000	392,615
State of Connecticut
Unlimited General Obligation Bonds
Series 2019A
04/15/2036	5.000%	2,200,000	2,677,444
Total			4,773,157
District of Columbia 3.0%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,542,430
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	3,700,000	4,208,639
Metropolitan Washington Airports Authority Dulles Toll Road(b)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	18,881,370
10/01/2025	0.000%	7,500,000	6,563,775
10/01/2026	0.000%	5,000,000	4,242,850
Total			37,439,064
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 7.0%
County of Miami-Dade Aviation
Prerefunded 10/01/20 Revenue Bonds
Miami International
Series 2010
10/01/2025	5.500%	4,550,000	4,774,269
10/01/2025	5.500%	1,450,000	1,523,211
Refunding Revenue Bonds
Series 2014B
10/01/2032	5.000%	6,620,000	7,691,381
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,373,072
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
System
Series 2008B (AGM)
10/01/2021	5.250%	20,000,000	21,787,400
Florida Development Finance Corp.(a)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	1,665,000	1,675,007
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	3,347,685
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,868,432
10/01/2032	5.000%	2,300,000	2,678,419
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,476,757
Orange County School Board
Prerefunded 08/01/22 Certificate of Participation
Series 2012B
08/01/2026	5.000%	6,500,000	7,247,435
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,988,350
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	1,550,000	1,751,794
05/15/2037	5.000%	1,500,000	1,690,860

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,523,256
08/01/2027	5.000%	2,500,000	2,980,875
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,936,350
School District of Broward County
Prerefunded 07/01/22 Certificate of Participation
Series 2012A
07/01/2025	5.000%	3,830,000	4,247,815
Unrefunded Certificate of Participation
Series 2012A
07/01/2025	5.000%	1,450,000	1,608,093
Southeast Overtown Park West Community Redevelopment Agency(a)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,284,775
Sterling Hill Community Development District(c)
Special Assessment Bonds
Series 2003B
11/01/2010	5.500%	137,787	88,184
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,744,065
Total			88,287,485
Georgia 1.3%
City of Atlanta Department of Aviation
Subordinated Refunding Revenue Bonds
General Lien
Series 2014
01/01/2032	5.000%	2,000,000	2,293,960
DeKalb County Hospital Authority
Prerefunded 09/01/20 Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2030	6.000%	5,000,000	5,248,500
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	4,239,223
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2037	5.000%	2,000,000	2,217,840
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia State Road & Tollway Authority(a),(b)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	478,138
06/01/2034	0.000%	3,750,000	1,480,612
Total			15,958,273
Idaho 0.3%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2024	7.000%	2,980,000	3,308,068
Illinois 11.2%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	7,053,927
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,350,560
Refunding Revenue Bonds
General Senior Lien
Series 2013B
01/01/2028	5.250%	11,180,000	12,621,773
Passenger Facility Charge
Series 2012A
01/01/2028	5.000%	2,590,000	2,821,235
01/01/2029	5.000%	2,500,000	2,720,700
01/01/2030	5.000%	3,000,000	3,259,590
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/2029	5.250%	4,000,000	4,291,480
12/01/2030	5.250%	1,925,000	2,061,155
City of Chicago
Unlimited General Obligation Bonds
Series 2002B
01/01/2027	5.125%	3,155,000	3,520,980
Series 2015A
01/01/2023	5.000%	5,000,000	5,379,350
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	3,000,000	3,278,610
01/01/2032	5.250%	3,845,000	4,175,824

4	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
Second Lien
Series 2017B
01/01/2033	5.000%	7,085,000	8,241,555
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	1,250,000	1,488,913
Illinois Finance Authority
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	11,470,900
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	14,142,159
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	11,097,312
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,502,300
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	2,017,314
01/01/2033	5.000%	2,000,000	2,229,160
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/2021	5.250%	12,000,000	12,816,840
Series 2017
06/01/2027	5.000%	2,185,000	2,624,141
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	11,128,988
Series 2014
02/01/2031	5.250%	5,000,000	5,440,150
Total			141,734,916
Indiana 1.0%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,608,992
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 AMT
12/01/2044	5.000%	1,600,000	1,920,048
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/2025	5.250%	1,750,000	1,898,540
2nd Lien-CWA Authority, Inc.
Series 2011B
10/01/2023	5.250%	7,035,000	7,630,513
Total			13,058,093
Iowa 0.7%
PEFA, Inc.
Revenue Bonds
Series 2019
09/01/2049	5.000%	8,000,000	9,500,640
Kentucky 0.4%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,676,720
Louisiana 1.1%
New Orleans Aviation Board
Refunding Revenue Bonds
Consolidated Rental Car Project
Series 2018 AGM
01/01/2035	5.000%	2,000,000	2,392,420
01/01/2036	5.000%	1,250,000	1,491,287
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010
12/01/2040	4.000%	9,320,000	9,824,958
Total			13,708,665
Maryland 1.9%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	6,955,000	9,060,696
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2036	5.000%	1,000,000	1,086,010

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,517,789
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	12,464,500
Total			24,128,995
Massachusetts 3.8%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	12,321,700
Massachusetts Bay Transportation Authority(b)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	2,829,610
Massachusetts Bay Transportation Authority
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	1,520,000	1,616,991
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,188,950
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,949,928
08/15/2032	5.000%	4,120,000	4,855,049
08/15/2033	5.000%	3,000,000	3,517,710
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,879,400
10/01/2035	5.000%	2,000,000	2,400,640
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,510,990
UMASS Boston Student Housing Project
Series 2016
10/01/2036	5.000%	4,600,000	5,275,096
Massachusetts Development Finance Agency(a)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	2,137,820
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,078,009
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	3,220,528
Total			47,782,421
Michigan 1.9%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2026	5.250%	2,000,000	2,205,400
07/01/2027	5.250%	1,500,000	1,651,665
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	909,000
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,836,943
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2033	5.000%	5,000,000	5,796,600
Senior Lien - Great Lakes Water Authority
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,147,020
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,614,530
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,915,580
Total			24,076,738
Minnesota 1.3%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	3,298,544

6	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2027	5.000%	1,785,000	2,165,616
City of Wayzata(e)
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	166,041
08/01/2034	5.000%	125,000	138,060
08/01/2035	5.000%	140,000	154,284
County of Rice(a)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	720,000	758,678
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,300,478
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	7,526,912
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,059,840
Total			16,568,453
Mississippi 0.3%
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	4,147,745
Missouri 2.0%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	7,340,593
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,446,081
02/01/2029	5.000%	5,975,000	6,593,532
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2019 (AGM) AMT
03/01/2035	5.000%	3,000,000	3,661,800
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	3,025,569
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,357,380
Poplar Bluff Regional Transportation Development District
Revenue Bonds
Series 2012
12/01/2026	3.250%	10,000	10,398
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	1,310,000	1,397,691
Total			25,833,044
Nebraska 1.1%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	13,872,914
Nevada 0.6%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2027	5.000%	3,250,000	3,559,237
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,190,490
09/01/2033	5.000%	1,000,000	1,181,280
City of Sparks(a)
Tax Anticipation Revenue Bonds
Sales
Series 2008A
06/15/2020	6.500%	1,000,000	1,001,240

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	750,000	799,965
Total			7,732,212
New Jersey 2.8%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation
Series 2004 (NPFGC)
10/01/2026	5.500%	750,000	960,930
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,407,780
New Jersey Economic Development Authority
Prerefunded 06/01/20 Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2021	5.000%	1,000,000	1,032,480
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/2023	4.450%	1,000,000	1,025,520
New Jersey Economic Development Authority(b)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/2021	0.000%	1,255,000	1,208,389
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018-A
12/15/2034	5.000%	1,500,000	1,755,795
Revenue Bonds
Transportation Program
06/15/2037	5.000%	4,465,000	5,166,407
Transportation System
Series 2006A (AGM)
12/15/2021	5.500%	4,700,000	5,156,323
12/15/2022	5.250%	4,000,000	4,506,520
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,898,310
Series 2017G
01/01/2035	5.000%	6,000,000	7,320,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/2028	5.250%	500,000	647,355
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2034	5.000%	2,000,000	2,362,160
Total			35,448,209
New Mexico 0.4%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	3,000,000	3,588,210
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2032	5.000%	565,000	650,586
07/01/2033	5.000%	365,000	419,199
07/01/2034	5.000%	380,000	435,013
Total			5,093,008
New York 4.8%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2025	5.000%	1,000,000	1,197,650
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	12,025,000	14,217,398
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	6,117,600
Long Island Power Authority
Revenue Bonds
Series 2012B
09/01/2026	5.000%	5,000,000	5,555,300
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,685,325
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	11,500,412

8	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,731,393
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2022	5.500%	6,730,000	7,516,535
New York State Thruway Authority
Revenue Bonds
General
Series 2012I
01/01/2024	5.000%	8,500,000	9,271,630
Total			60,793,243
North Carolina 1.9%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,701,999
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,102,800
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,224,707
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,388,820
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	10,000,000	12,102,700
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,348,176
04/01/2036	4.000%	1,000,000	1,117,950
University of North Carolina At Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,291,654
Total			24,278,806
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 1.7%
American Municipal Power, Inc.
Prerefunded 02/15/22 Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2024	5.000%	2,000,000	2,190,320
Refunding Revenue Bonds
Series 2015A
02/15/2032	5.250%	12,000,000	13,113,600
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2021	5.500%	2,000,000	2,133,360
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2011
01/01/2025	5.000%	3,750,000	3,945,150
Total			21,382,430
Oklahoma 0.2%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,411,880
Oregon 0.4%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,085,460
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(b)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	4,597,221
Total			5,682,681
Pennsylvania 4.7%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,858,905
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2027	5.000%	2,500,000	2,822,225
01/01/2028	5.000%	3,840,000	4,319,616

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,756,677
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2012
01/01/2027	5.000%	1,835,000	2,025,767
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,482,000
Elizabeth Forward School District(b)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2021	0.000%	2,210,000	2,149,888
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,506,255
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,595,592
Pennsylvania Turnpike Commission
Prerefunded 12/01/20 Revenue Bonds
Subordinated Series 2011A
12/01/2031	5.625%	1,815,000	1,922,648
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.625%	1,460,000	1,546,593
Subordinated Series 2011A
12/01/2031	5.625%	4,875,000	5,164,136
Revenue Bonds
Series 2018A-2
12/01/2036	5.000%	2,500,000	3,054,275
Pennsylvania Turnpike Commission(f)
Prerefunded 12/01/20 Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/2024	5.350%	20,000,000	21,113,800
Total			59,318,377
Rhode Island 0.3%
Rhode Island Depositors Economic Protection Corp.
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
08/01/2021	5.750%	2,165,000	2,359,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,528,657
Total			3,888,377
South Carolina 3.4%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,202,640
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,250,000	3,727,782
11/01/2032	5.000%	5,000,000	5,719,300
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2031	5.000%	5,000,000	5,422,650
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
05/01/2036	5.000%	7,000,000	8,377,810
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,725,750
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	1,117,795
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	655,874
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	395,000	409,082
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	8,286,600
Series 2016A
12/01/2030	5.000%	4,000,000	4,767,600
Total			43,412,883

10	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2026	5.000%	1,000,000	1,196,660
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	2,097,579
09/01/2030	5.000%	2,250,000	2,754,990
Total			6,049,229
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,148,980
Texas 13.2%
Austin Convention Enterprises, Inc.
Refunding Revenue Bonds
Convention Center 1st Tier
Series 2017
01/01/2028	5.000%	1,850,000	2,217,928
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2031	5.750%	15,230,000	16,194,059
Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,808,199
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2031	5.000%	7,500,000	8,526,150
08/15/2032	5.000%	6,000,000	6,805,500
08/15/2034	5.000%	10,240,000	11,557,683
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,196,320
City of Austin Airport System(d),(e)
Revenue Bonds
Series 2019B AMT
11/15/2035	5.000%	2,650,000	3,280,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	2,096,967
City of Houston
Refunding Revenue Bonds
Convention & Entertainment
Series 2015
09/01/2027	5.000%	1,215,000	1,412,583
09/01/2029	5.000%	1,500,000	1,729,815
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,147,330
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	3,065,050
Subordinated Refunding Revenue Bonds
Lien
Series 2012B
07/01/2028	5.000%	7,000,000	7,727,160
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Series 2016B
11/15/2034	5.000%	10,000,000	12,067,100
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	12,545,465
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/2028	5.000%	16,000,000	16,757,920
Duncanville Independent School District(b)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2005 (Permanent School Fund Guarantee)
02/15/2022	0.000%	2,000,000	1,930,660
Harris County-Houston Sports Authority
Refunding Revenue Bonds
2nd Lien
Series 2014C
11/15/2032	5.000%	500,000	567,825
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	535,000	583,648
05/15/2031	6.500%	465,000	507,282

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp.
Series 2011
05/15/2027	5.000%	11,195,000	11,916,294
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.000%	1,250,000	1,333,962
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,744,560
Series 2015A
07/01/2030	5.000%	7,800,000	7,256,340
New Hope Cultural Education Facilities Finance Corp.(a)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2027	4.250%	615,000	626,408
08/15/2037	5.000%	530,000	541,819
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,202,990
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	19,485,816
System-2nd Tier
01/01/2031	5.000%	1,415,000	1,605,700
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2024	5.750%	1,590,000	1,663,076
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/2020	7.375%	3,000,000	3,206,850
Texas Transportation Commission(b)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	257,241
Total			166,566,400
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.2%
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,221,390
07/01/2033	5.000%	1,000,000	1,217,810
Total			2,439,200
Vermont 1.2%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	12,445,000	14,702,772
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	1,011,920
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,529,745
Total			2,541,665
Washington 1.1%
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,960,000	3,090,151
12/01/2030	5.750%	2,820,000	2,987,931
Port of Seattle(d),(e)
Revenue Bonds
Intermediate Lien
Series 2019 AMT
04/01/2036	5.000%	5,000,000	6,104,800
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	614,489
07/01/2035	6.750%	1,090,000	1,173,287
Total			13,970,658
West Virginia 0.3%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	3,020,000	3,341,419

12	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 0.5%
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/2030	4.050%	1,485,000	1,545,425
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,106,700
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,136,310
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,783,100
Total			6,571,535
Total Municipal Bonds (Cost $1,171,317,335)			1,263,128,788
Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.310%(g)	70,834	70,834
JPMorgan Institutional Tax Free Money Market Fund, Institutional Class, 1.264%(g)	1,351,130	1,351,130
Total Money Market Funds (Cost $1,421,964)		1,421,964
Total Investments in Securities (Cost $1,172,739,299)		1,264,550,752
Other Assets & Liabilities, Net		(871,597)
Net Assets		$1,263,679,155

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $17,713,224, which represents 1.40% of total net assets.
(b)	Zero coupon bond.
(c)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2019, the total value of these securities amounted to $88,184, which represents 0.01% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2019.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Intermediate Municipal Bond Fund | Quarterly Report 2019	13

Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.5%
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Tufts University
Series 2012N-2 (Wells Fargo Bank)
08/15/2034	1.350%	1,100,000	1,100,000
Total Floating Rate Notes (Cost $1,100,000)			1,100,000

Municipal Bonds 98.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.4%
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,205,862
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	725,340
Massachusetts Port Authority(c)
Revenue Bonds
Series 2019C AMT
07/01/2035	5.000%	2,000,000	2,481,380
Total			5,412,582
Assisted Living 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2027	5.125%	1,300,000	1,301,404
Charter Schools 1.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	2,020,878
International Charter School
Series 2015
04/15/2025	5.000%	500,000	546,390
04/15/2033	5.000%	1,335,000	1,458,568
Total			4,025,836
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 1.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Atrius Health
Series 2019A
06/01/2039	5.000%	2,480,000	2,952,068
Higher Education 20.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	730,092
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,301,048
Brandeis Univeristy
10/01/2036	5.000%	1,535,000	1,922,142
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,250,954
10/01/2036	5.000%	1,140,000	1,414,022
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	601,025
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,789,515
01/01/2034	5.000%	1,000,000	1,188,950
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,560,624
10/01/2028	5.000%	1,100,000	1,298,726
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	602,385
10/01/2035	5.000%	455,000	546,146
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	1,055,293
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,184,340
Western New England University
Series 2015
09/01/2032	5.000%	500,000	572,125
09/01/2033	5.000%	1,225,000	1,396,181
09/01/2034	5.000%	1,285,000	1,455,635
Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	799,663
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	593,745
Series 2017
09/01/2037	5.000%	290,000	345,825
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	1,082,045
10/01/2033	5.000%	900,000	1,096,956
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,097,060
07/01/2036	4.000%	1,000,000	1,092,040
Boston University Issue
Series 2019DD
10/01/2042	5.000%	1,000,000	1,153,210
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,461,949
Merrimack College
Series 2012A
07/01/2027	5.000%	1,075,000	1,153,819
Simmons College
Series 2013J
10/01/2024	5.250%	500,000	573,405
10/01/2025	5.500%	450,000	519,138
Massachusetts Health & Educational Facilities Authority
Refunding Revenue Bonds
Berklee College of Music
Series 2007
10/01/2032	5.000%	170,000	170,561
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,618,570
Massachusetts Institute of Technology
Series 2002K
07/01/2022	5.500%	1,000,000	1,130,080
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,000,000	1,110,820
Series 2008T-2
10/01/2029	5.000%	4,045,000	4,485,298
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts State College Building Authority
Unrefunded Revenue Bonds
Series 2012A
05/01/2029	5.000%	1,510,000	1,655,141
Total			46,008,528
Hospital 19.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Caregroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,391,013
Series 2016I
07/01/2033	5.000%	3,000,000	3,525,630
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,554,130
08/15/2034	5.000%	2,250,000	2,623,545
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,295,389
Series 2016
07/01/2031	5.000%	3,000,000	3,627,540
Series 2019A (AGM)
07/01/2034	5.000%	1,200,000	1,450,908
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,712,185
Series 2017
07/01/2031	5.000%	1,000,000	1,191,780
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,147,120
07/01/2034	5.000%	1,500,000	1,686,090
Berkshire Health System
Series 2012G
10/01/2026	5.000%	1,200,000	1,289,052
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,180,670
07/01/2037	5.000%	1,035,000	1,235,956
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,397,712
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	342,481

2	Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,179,402
UMass Memorial Healthcare
Series 2011H
07/01/2026	5.125%	2,000,000	2,130,520
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,850,000	2,029,838
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2022	5.000%	945,000	953,373
Partners HealthCare System
Series 2010J-2
07/01/2022	5.000%	5,000,000	5,015,200
Total			42,959,534
Joint Power Authority 2.0%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,231,430
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	3,105,098
Total			4,336,528
Multi-Family 1.7%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,429,303
10/01/2034	5.000%	2,000,000	2,306,180
Total			3,735,483
Other Bond Issue 7.6%
Boston Housing Authority
Revenue Bonds
Capital Fund Program
Series 2008 (AGM)
04/01/2020	5.000%	2,120,000	2,126,975
04/01/2023	5.000%	1,855,000	1,861,010
04/01/2024	5.000%	3,240,000	3,250,498
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,183,180
05/01/2031	5.000%	1,000,000	1,171,130
Series 2017 (BAM)
05/01/2034	5.000%	500,000	604,165
05/01/2035	5.000%	500,000	602,525
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	3,081,325
04/01/2035	5.000%	2,350,000	2,886,105
Total			16,766,913
Prep School 0.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,199,700
Refunded / Escrowed 8.9%
Berkshire Wind Power Cooperative Corp.
Prerefunded 01/01/20 Revenue Bonds
Series 2010-1
07/01/2024	5.250%	3,785,000	3,850,594
07/01/2025	5.000%	2,000,000	2,032,600
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2030	6.375%	2,325,000	2,433,554
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,845,000	2,056,640
Prerefunded 10/01/19 Revenue Bonds
Brandeis University
Series 2010O-2
10/01/2024	5.000%	3,000,000	3,019,110
Massachusetts State College Building Authority
Prerefunded 05/01/22 Revenue Bonds
State Intercept
Series 2012A
05/01/2029	5.000%	1,490,000	1,647,657
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,401,960

Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Highway & Transportation Authority(e)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	1,075,000	1,198,969
Total			19,641,084
Retirement Communities 2.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,428,775
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	1,029,118
10/01/2039	5.000%	250,000	281,985
Massachusetts Development Finance Agency(f)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,603,365
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,658,475
Total			6,001,718
Sales Tax 9.1%
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,425,380
07/01/2032	0.000%	5,105,000	3,706,536
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,373,526
Series 2006A
07/01/2022	5.250%	3,500,000	3,916,220
Series 2008B
07/01/2023	5.000%	910,000	1,044,880
Massachusetts School Building Authority
Revenue Bonds
Series 2011B
10/15/2027	5.000%	4,000,000	4,343,000
Subordinated Series 2019A
02/15/2029	5.000%	1,000,000	1,298,270
Total			20,107,812
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 1.9%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2025	5.000%	3,210,000	3,435,823
07/01/2027	5.000%	775,000	828,297
Total			4,264,120
State Appropriated 0.4%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/2021	6.000%	925,000	965,284
State General Obligation 8.0%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,686,100
Limited General Obligation Refunding Bonds
Series 2003D (NPFGC)
10/01/2020	5.500%	2,500,000	2,628,925
Series 2004B
08/01/2020	5.250%	3,000,000	3,125,280
Series 2006B (AGM)
09/01/2022	5.250%	2,000,000	2,252,360
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	6,117,500
Total			17,810,165
Student Loan 2.1%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/2022	5.500%	4,625,000	4,708,851
Turnpike / Bridge / Toll Road 2.1%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Revenue Bonds
Series 2010B
01/01/2022	5.000%	2,180,000	2,215,076
01/01/2032	5.000%	2,400,000	2,435,904
Total			4,650,980

4	Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 5.4%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	6,397,215
Series 2012B
08/01/2028	5.000%	5,000,000	5,550,950
Total			11,948,165
Total Municipal Bonds (Cost $205,262,624)			218,796,755
Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.310%(c),(g)	119,964	119,964
Total Money Market Funds (Cost $119,964)		119,964
Total Investments in Securities (Cost: $206,482,588)		220,016,719
Other Assets & Liabilities, Net		2,150,862
Net Assets		222,167,581

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2019.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2019, the total value of these securities amounted to $1,198,969, which represents 0.54% of total net assets.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $3,261,840, which represents 1.47% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.3%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	1.480%	2,000,000	2,000,000
Syracuse Industrial Development Agency(a),(b)
Revenue Bonds
Syracuse University
Series 2008A-2 (JPMorgan Chase Bank)
12/01/2037	1.440%	400,000	400,000
Triborough Bridge & Tunnel Authority(a),(b)
Refunding Revenue Bonds
Series 2018C (State Street Bank and Trust Co.)
01/01/2032	1.450%	2,000,000	2,000,000
Total			4,400,000
Total Floating Rate Notes (Cost $4,400,000)			4,400,000

Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 3.4%
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A AMT
07/01/2028	5.000%	2,000,000	2,161,700
New York Transportation Development Corp.(c)
Revenue Bonds
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2036	5.000%	2,000,000	2,357,760
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	2,000,000	2,112,360
Total			6,631,820
Airport 1.9%
New York Transportation Development Corp.(c)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	3,000,000	3,120,960
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Niagara Frontier Transportation Authority(c)
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019 AMT
04/01/2039	5.000%	525,000	624,241
Total			3,745,201
Charter Schools 1.4%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,072,460
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,505,640
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	266,752
Total			2,844,852
Health Services 0.9%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,710,960
Higher Education 7.7%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,131,510
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	803,430
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	278,155
07/01/2034	5.000%	500,000	602,690
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,117,410
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New School
Series 2015A
07/01/2050	5.000%	1,500,000	1,694,550
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,122,490
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,155,610
Teacher’s College
Series 2017
07/01/2033	4.000%	500,000	560,820
Revenue Bonds
Columbia University
10/01/2047	5.000%	1,000,000	1,475,350
Manhattan Marymount College
Series 2009
07/01/2029	5.250%	1,500,000	1,504,470
New York University
Series 2019A
07/01/2042	5.000%	1,000,000	1,239,130
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,495,646
State University Dormitory Facilities
Series 2011A
07/01/2031	5.000%	1,000,000	1,067,990
Total			15,249,251
Hospital 10.2%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2040	5.000%	1,000,000	1,142,410
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	256,172
07/01/2030	5.000%	180,000	203,927
Dutchess County Local Development Corp.
Revenue Bonds
Series 2014A
07/01/2044	5.000%	1,000,000	1,106,330
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	555,410
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/2035	5.750%	2,000,000	2,143,360
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services-Long Island
Series 2014
07/01/2032	5.000%	750,000	837,450
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2040	4.000%	350,000	381,948
07/01/2041	5.000%	695,000	840,151
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2047	4.000%	500,000	547,390
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	421,722
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,287,680
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,134,720
Series 2016
07/01/2040	4.000%	1,000,000	1,074,800
Revenue Bonds
Mount Sinai Hospital
Series 2011A
07/01/2041	5.000%	2,000,000	2,121,900
Unrefunded Revenue Bonds
University of Rochester
Series 2009
07/01/2039	5.125%	130,000	130,398
New York State Dormitory Authority(d)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	462,760
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	2,990,000	3,191,765

2	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Healthcare Corp.
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	205,000	216,287
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	1,029,480
Total			20,086,060
Human Service Provider 0.5%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/2030	6.000%	900,000	933,660
Independent Power 0.3%
Suffolk County Industrial Development Agency(c)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/2023	5.500%	520,000	520,359
Local Appropriation 0.6%
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,121,470
Local General Obligation 10.5%
City of New York
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	609,255
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,104,480
Subordinated Series 2018F-1
04/01/2043	5.000%	4,000,000	4,817,080
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	584,245
City of New York(e)
Unlimited General Obligation Bonds
Subordinated Series 2019A-1
08/01/2042	4.000%	3,000,000	3,354,960
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Poughkeepsie
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	673,800
City of Syracuse(c)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement
Series 2011 AMT
11/01/2036	5.000%	1,750,000	1,871,870
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	328,441
County of Nassau
Limited General Obligation Bonds
General Improvement
Series 2018B (AGM)
07/01/2034	5.000%	2,000,000	2,485,040
Series 2017B
04/01/2037	5.000%	2,000,000	2,380,800
Limited General Obligation Notes
Series 2019A (AGM)
04/01/2046	5.000%	1,000,000	1,221,750
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,160,070
Total			20,591,791
Multi-Family 9.2%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	591,655
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/2025	4.500%	165,000	165,630
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	2,072,460
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,500,000	1,589,475
11/01/2049	3.650%	1,000,000	1,036,790
Revenue Bonds
Series 2018K
11/01/2048	4.000%	1,000,000	1,057,950

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	4,000,000	4,039,840
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	782,138
Series 2019D
11/01/2044	3.700%	1,000,000	1,049,530
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	849,601
Green Bond
Series 2017H
11/01/2047	3.650%	1,360,000	1,407,886
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	560,655
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	808,048
Onondaga Civic Development Corp.
Revenue Bonds
Upstate Properties Development, Inc.
Series 2011
12/01/2041	5.250%	1,945,000	2,108,302
Total			18,119,960
Municipal Power 4.3%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,132,950
Series 2016B
09/01/2036	5.000%	1,000,000	1,191,460
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2045	5.000%	1,380,000	1,591,871
General
Series 2017
09/01/2047	5.000%	1,000,000	1,189,460
Series 2012A
09/01/2037	5.000%	2,000,000	2,188,520
Series 2018
09/01/2038	5.000%	1,000,000	1,224,090
Total			8,518,351
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	361,156
Pool / Bond Bank 1.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,094
New York State Environmental Facilities Corp.
Revenue Bonds
Series 2009A
06/15/2034	5.000%	2,000,000	2,005,920
Total			2,021,014
Ports 7.6%
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
193rd Series 2015 AMT
10/15/2035	5.000%	3,135,000	3,665,473
Consolidated 186th
Series 2014 AMT
10/15/2044	5.000%	1,000,000	1,130,620
Series 2018-207 AMT
09/15/2043	4.000%	1,500,000	1,639,845
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consol-211th
Series 2018
09/01/2043	4.000%	3,000,000	3,336,300
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	2,000,000	2,404,160
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,700,765
Total			14,877,163
Prep School 1.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	580,490
06/01/2035	5.000%	700,000	809,165

4	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Convent-Sacred Heart
Series 2011 (AGM)
11/01/2035	5.625%	750,000	802,868
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	572,525
Total			2,765,048
Recreation 2.1%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	1,022,175
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	538,890
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/2049	7.000%	250,000	251,352
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,282,800
Total			4,095,217
Refunded / Escrowed 1.4%
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	1,000,000	1,102,000
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	1,645,000	1,748,355
Total			2,850,355
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Resource Recovery 1.1%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2035	5.000%	750,000	822,090
Jefferson County Industrial Development Agency(c),(d)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,280,000	1,273,971
Total			2,096,061
Retirement Communities 3.0%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	868,860
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing Southold
Series 2010
12/01/2040	6.000%	1,225,000	1,280,554
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,794,434
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	508,565
09/15/2053	5.250%	1,000,000	1,013,130
Westchester County Local Development Corp.
Refunding Revenue Bonds
Miriam Osborn Memorial Home Association Project
Series 2019
07/01/2042	5.000%	450,000	515,821
Total			5,981,364
Sales Tax 2.5%
Nassau County Interim Finance Authority
Unrefunded Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	15,000	15,046

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018E
03/15/2048	5.000%	4,000,000	4,820,840
Total			4,835,886
Single Family 1.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	500,000	527,270
State of New York Mortgage Agency(c)
Refunding Revenue Bonds
Series 2019-218 AMT
04/01/2033	3.600%	1,000,000	1,056,530
04/01/2038	3.850%	500,000	527,090
Total			2,110,890
Special Non Property Tax 5.7%
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,761,625
New York City Transitional Finance Authority
Refunded Revenue Bonds
Future Tax Secured
Subordinated Series 2012B
11/01/2030	5.000%	500,000	558,550
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2037	4.000%	2,000,000	2,275,720
New York City Transitional Finance Authority Building Aid
Refunding Revenue Bonds
Subordinated Series 2018S-3A
07/15/2037	5.000%	2,000,000	2,457,760
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,741,875
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018A
03/15/2038	5.250%	2,000,000	2,516,740
Total			11,312,270
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 1.1%
Battery Park City Authority(e)
Revenue Bonds
Sustainability Bonds
Series 2019
11/01/2044	4.000%	1,000,000	1,140,510
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	1,068,870
Total			2,209,380
State Appropriated 1.1%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2032	5.250%	1,000,000	1,066,450
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2020	6.000%	1,055,000	1,102,359
Total			2,168,809
Student Loan 0.0%
State of New York Mortgage Agency
Revenue Bonds
New York State Higher Education Finance
Series 2009
11/01/2026	4.750%	75,000	75,476
Tobacco 3.2%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,049,750
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,065,240
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,272,700
Total			6,387,690

6	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 6.0%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2035	5.000%	1,330,000	1,618,690
11/15/2042	4.000%	2,000,000	2,184,360
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,162,880
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,459,225
Transportation
Series 2014B
11/15/2044	5.000%	2,000,000	2,250,040
Series 2015B
11/15/2040	5.000%	1,675,000	1,912,615
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,141,060
Total			11,728,870
Turnpike / Bridge / Toll Road 2.3%
New York State Thruway Authority
Revenue Bonds
Series 2014J
01/01/2041	5.000%	3,000,000	3,377,700
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General Purpose
Series 2016A
11/15/2041	5.000%	1,000,000	1,180,040
Total			4,557,740
Water & Sewer 7.0%
New York City Water & Sewer System
Refunding Revenue Bonds
2nd Generation Resolution
Subordinated Series 2019
06/15/2040	4.000%	2,000,000	2,253,340
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019AA
06/15/2027	5.000%	2,500,000	3,186,225
Revenue Bonds
Series 2017
06/15/2048	5.000%	4,000,000	4,733,600
Series 2019DD-1
06/15/2049	5.000%	2,000,000	2,401,440
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,124,530
Total			13,699,135
Total Municipal Bonds (Cost $183,047,820)			194,207,259

Money Market Funds 0.3%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Class, 1.264%(g)	630,008	630,008
Total Money Market Funds (Cost $630,008)		630,008
Total Investments in Securities (Cost: $188,077,828)		199,237,267
Other Assets & Liabilities, Net		(2,535,594)
Net Assets		196,701,673

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2019.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $4,347,268, which represents 2.21% of total net assets.
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 5.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 5.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	1.480%	3,030,000	3,030,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	1.480%	3,300,000	3,300,000
Unlimited General Obligation Notes
Subordinated Series 2013-D3 (JPMorgan Chase Bank)
08/01/2038	1.480%	1,100,000	1,100,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	1.480%	1,700,000	1,700,000
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.480%	2,250,000	2,250,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	1.490%	1,100,000	1,100,000
Total			12,480,000
Total Floating Rate Notes (Cost $12,480,000)			12,480,000

Municipal Bonds 93.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 0.8%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2023	5.000%	1,460,000	1,482,207
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	422,776
Total			1,904,983
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 0.4%
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/2020	5.000%	870,000	893,020
Health Services 2.2%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	4,000,304
Revenue Bonds
Mount Sinai School of Medicine
Series 2010A
07/01/2021	5.000%	1,000,000	1,032,840
Total			5,033,144
Higher Education 9.2%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/2031	5.000%	500,000	569,615
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	261,254
06/01/2030	5.000%	300,000	346,959
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	479,684
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	205,699
07/01/2034	5.000%	200,000	248,134
07/01/2035	5.000%	200,000	246,844
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	266,924
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	605,450
Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,188,400
Series 2018
07/01/2031	5.000%	170,000	213,153
07/01/2032	5.000%	210,000	262,065
07/01/2033	5.000%	205,000	254,807
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2024	5.000%	600,000	664,614
09/01/2025	5.000%	300,000	332,211
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,316,847
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	830,928
New School
Series 2015A
07/01/2029	5.000%	450,000	535,063
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,274,020
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,763,212
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	216,515
07/01/2030	5.000%	150,000	184,814
Revenue Bonds
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	547,555
New York University
Series 1998A (NPFGC)
07/01/2020	5.750%	2,000,000	2,087,880
Series 2019A
07/01/2037	5.000%	2,000,000	2,522,600
Rochester Institute of Technology
Series 2010
07/01/2021	5.000%	1,000,000	1,033,770
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
07/01/2034	5.000%	575,000	707,066
Total			21,166,083
Hospital 11.1%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	476,456
07/01/2028	5.000%	360,000	428,501
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	171,084
07/01/2029	5.000%	175,000	199,245
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,245,602
12/01/2025	5.000%	1,115,000	1,278,024
12/01/2027	5.000%	1,225,000	1,398,019
Dutchess County Local Development Corp.
Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	337,665
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	537,538
07/01/2026	5.000%	350,000	415,877
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,439,817
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,175,730
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,395,750
07/01/2033	5.000%	675,000	752,260

2	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2035	5.000%	300,000	366,837
07/01/2036	5.000%	1,000,000	1,222,250
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,127,440
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,509,790
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,154,640
07/01/2031	5.000%	1,000,000	1,150,250
Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/2027	5.000%	500,000	545,890
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	1,725,000	1,782,770
Series 2011A
07/01/2031	5.000%	2,000,000	2,130,480
New York State Dormitory Authority(c)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,182,550
Total			25,424,465
Local General Obligation 14.1%
City of New York(d)
Unlimited General Obligation Bonds
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,875,690
City of New York
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,755,540
Series 2019E
08/01/2025	5.000%	1,000,000	1,216,590
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,382,720
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	469,075
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,176,820
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,195,737
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,627,548
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,603,291
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2012A
04/01/2025	5.000%	500,000	548,165
County of Monroe(e)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM) AMT
06/01/2027	5.000%	1,350,000	1,671,570
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,418,260
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,696,456
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	938,273
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	575,690
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,441,929
Revenue Bonds
School Districts Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,424,300

Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,330,878
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	2,110,350
Total			32,458,882
Multi-Family 2.3%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	912,792
10/01/2029	5.000%	1,290,000	1,604,747
New York State Dormitory Authority
Revenue Bonds
Residential Institution for Children
Series 2008A-1
06/01/2033	5.000%	1,700,000	1,705,185
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	507,986
05/01/2031	5.000%	400,000	481,020
Total			5,211,730
Municipal Power 6.5%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,302,780
Series 2016B
09/01/2025	5.000%	2,500,000	3,041,025
09/01/2027	5.000%	1,000,000	1,239,590
09/01/2030	5.000%	2,750,000	3,354,917
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	903,786
General
Series 2017
09/01/2035	5.000%	1,200,000	1,464,132
Series 2011A
05/01/2021	5.000%	1,000,000	1,067,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012B
09/01/2026	5.000%	1,510,000	1,677,701
Total			15,051,761
Other Bond Issue 1.8%
Build NYC Resource Corp.(d)
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	113,193
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2029	5.000%	545,000	645,656
07/01/2031	5.000%	715,000	840,525
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project
Series 2011
11/15/2031	5.000%	2,350,000	2,540,538
Total			4,139,912
Pool / Bond Bank 1.5%
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2012B
10/01/2026	5.000%	3,000,000	3,339,420
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2022	5.000%	180,000	181,103
Total			3,520,523
Ports 6.6%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consol-211th
Series 2018
09/01/2038	4.000%	1,400,000	1,577,310
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,348,620
Series 2018-209
07/15/2034	5.000%	2,500,000	3,140,825
Series 2018-211
09/01/2036	5.000%	1,000,000	1,246,290
Revenue Bonds
Consolidated 161st
Series 2009
10/15/2031	5.000%	3,390,000	3,417,052

4	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey(e)
Refunding Revenue Bonds
Series 2015-188 AMT
05/01/2023	5.000%	1,055,000	1,198,712
Series 2018-207 AMT
09/15/2024	5.000%	1,985,000	2,344,523
Total			15,273,332
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	559,721
07/01/2027	5.000%	600,000	705,750
Series 2015
06/01/2026	5.000%	225,000	265,502
06/01/2028	5.000%	250,000	293,495
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	518,287
01/01/2035	5.000%	590,000	677,462
Total			3,020,217
Recreation 0.5%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	501,230
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	538,890
Total			1,040,120
Refunded / Escrowed 8.7%
Elizabeth Forward School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2020	0.000%	2,210,000	2,179,502
Metropolitan Transportation Authority
Prerefunded 11/15/20 Revenue Bonds
Transportation
Series 2010D
11/15/2028	5.250%	3,000,000	3,164,850
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,611,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/2023	5.125%	1,000,000	1,037,520
Prerefunded 07/01/22 Revenue Bonds
St. John’s University
Series 2012A
07/01/2027	5.000%	470,000	523,425
New York State Dormitory Authority(f)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,487,687
Puerto Rico Highway & Transportation Authority(g)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	355,000	395,939
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	2,000,000	2,204,000
Series 2011A
01/01/2025	5.000%	3,000,000	3,290,760
Total			19,894,843
Retirement Communities 1.9%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	868,860
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	610,242
11/15/2030	5.000%	650,000	718,451
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,109,850
07/01/2034	5.000%	1,000,000	1,092,440
Total			4,399,843
Single Family 0.5%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	1,000,000	1,055,130

Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 10.4%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,467,120
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,243,280
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,601,590
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	4,421,655
Unrefunded Revenue Bonds
Future Tax Secured
Series 2009
05/01/2027	5.000%	3,525,000	3,536,104
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,995,459
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,260,550
Series 2019A2
03/15/2035	5.000%	2,000,000	2,502,820
Total			24,028,578
Special Property Tax 0.5%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,229,860
State Appropriated 1.1%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2030	5.250%	1,440,000	1,539,576
New York State Dormitory Authority
Revenue Bonds
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2021	5.500%	1,000,000	1,077,590
Total			2,617,166
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 2.3%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	2,970,000	2,974,604
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,328,860
Total			5,303,464
Transportation 5.0%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	3,200,437
Revenue Bonds
BAN Series 2019A-2
08/15/2019	4.000%	400,000	400,361
BAN Series 2019B-1
05/15/2022	5.000%	2,100,000	2,314,326
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	900,833
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,560,640
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,178,670
Total			11,555,267
Turnpike / Bridge / Toll Road 3.2%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,191,566
01/01/2032	5.000%	1,000,000	1,170,540
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,195,180
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2018-B
11/15/2031	5.000%	2,000,000	2,714,760
Total			7,272,046

6	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 1.1%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	836,248
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2019AA
06/15/2032	5.000%	1,000,000	1,299,990
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	171,321
04/01/2028	5.000%	175,000	206,568
Total			2,514,127
Total Municipal Bonds (Cost $201,596,877)			214,008,496
Money Market Funds 1.7%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.310%(h)	247,692	247,692
JPMorgan Institutional Tax Free Money Market Fund, Institutional Class, 1.264%(h)	3,690,887	3,690,887
Total Money Market Funds (Cost $3,938,579)		3,938,579
Total Investments in Securities (Cost: $218,015,456)		230,427,075
Other Assets & Liabilities, Net		(371,552)
Net Assets		230,055,523

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2019.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $1,605,326, which represents 0.70% of total net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2019, the total value of these securities amounted to $395,939, which represents 0.17% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2019	7

Portfolio of Investments
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 3.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 3.0%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	1.480%	1,250,000	1,250,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	1.490%	300,000	300,000
Triborough Bridge & Tunnel Authority(a),(b)
Refunding Revenue Bonds
General
Subordinated Series 2018-B-3 (State Street Bank and Trust Co.)
01/01/2032	1.450%	1,500,000	1,500,000
Total			3,050,000
Total Floating Rate Notes (Cost $3,050,000)			3,050,000

Municipal Bonds 95.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 7.4%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,103,000
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	594,515
07/01/2034	5.000%	500,000	591,685
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,196,830
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	360,480
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	185,000	196,307
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	3,310,983
Total			7,353,800
Hospital 10.1%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,000,000	1,109,950
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,657,454
Middlesex Hospital
Series 2011N
07/01/2021	5.000%	1,000,000	1,069,110
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,389,140
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,890,925
Total			10,116,579
Investor Owned 5.3%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	5,000,000	5,272,750
Joint Power Authority 1.1%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/2027	5.000%	1,000,000	1,085,280
Local General Obligation 22.2%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,520,302
Series 2019-A BAM
BUILD AMERICA MUTUAL ASSURANCE CO
02/01/2036	5.000%	1,000,000	1,195,150
Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/2022	5.250%	1,325,000	1,411,350
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/2019	5.000%	1,000,000	1,002,843
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	1,000,000	1,245,850
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	510,273
City of New Britain
Unlimited General Obligation Bonds
Series 2018B (AGM)
ASSURED GUARANTY MUNICIPAL CORP
09/01/2036	5.250%	720,000	878,774
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,400,664
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	874,665
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	865,988
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	589,675
08/01/2032	5.000%	500,000	588,100
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	612,915
07/15/2035	5.000%	1,000,000	1,221,280
Metropolitan District (The)(c)
Unlimited General Obligation Bonds
Series 2019A
07/15/2033	5.000%	1,000,000	1,253,650
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/2020	5.000%	1,000,000	1,016,890
01/01/2022	5.000%	500,000	548,405
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	515,336
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,210,370
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,339,819
07/15/2025	4.750%	1,150,000	1,367,982
Town of Stratford
Unlimited General Obligation Refunding Bonds
Series 2014
12/15/2032	5.000%	600,000	662,574
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	401,713
Total			22,234,568
Multi-Family 2.1%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2022	5.000%	1,035,000	1,035,021
06/01/2023	5.000%	1,085,000	1,085,000
Total			2,120,021
Pool / Bond Bank 2.5%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bond
Series 2017A
05/01/2034	5.000%	1,500,000	1,834,125
Green Bonds
Series 2019A
02/01/2035	4.000%	565,000	646,863
Total			2,480,988
Prep School 6.6%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Taft School Issue
Series 2018-K
07/01/2035	4.000%	1,115,000	1,256,973

2	Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/2026	5.250%	2,770,000	3,205,388
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	2,115,790
Total			6,578,151
Refunded / Escrowed 14.5%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/2023	5.250%	1,325,000	1,413,802
04/01/2024	5.250%	1,325,000	1,413,802
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	11,991
Connecticut State Health & Educational Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
Health System Catholic East
Series 2010
11/15/2029	4.750%	2,920,000	3,053,006
Connecticut State Health & Educational Facility Authority
Prerefunded 07/01/21 Revenue Bonds
Lawrence & Memorial Hospital
Series 2011S
07/01/2031	5.000%	2,000,000	2,140,600
Revenue Bonds
Sacred Heart University
Series 2011G Escrowed to Maturity
07/01/2020	5.000%	690,000	714,592
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	1,382,000	1,434,903
Puerto Rico Highway & Transportation Authority(d)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	998,211
South Central Connecticut Regional Water Authority
Prerefunded 08/01/22 Revenue Bonds
27th Series 2012
08/01/2029	5.000%	2,945,000	3,274,398
Total			14,455,305
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 1.9%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Covenant Home, Inc.
12/01/2031	5.000%	750,000	884,265
Connecticut State Health & Educational Facility Authority(e)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,060,470
Total			1,944,735
Single Family 4.4%
Connecticut Housing Finance Authority(c),(f)
Refunding Revenue Bonds
Home Mortgage
Series 2019D-2 AMT
05/15/2033	3.000%	1,000,000	1,006,940
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2019B1
11/15/2033	3.000%	1,000,000	1,042,950
Subordinated Series 2017D-1
11/15/2032	3.200%	1,000,000	1,048,230
Subordinated Series 2018C-1
11/15/2038	3.625%	1,250,000	1,314,013
Total			4,412,133
Special Non Property Tax 5.2%
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2035	5.000%	1,000,000	1,218,590
Transportation Infrastructure
Series 2009A
12/01/2019	4.500%	1,000,000	1,011,240
Series 2014A
09/01/2025	5.000%	2,500,000	2,930,725
Total			5,160,555
State Appropriated 1.7%
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,748,145
State General Obligation 3.7%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,226,500

Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-E
09/15/2033	5.000%	1,000,000	1,222,820
Series 2019A
04/15/2036	5.000%	1,000,000	1,217,020
Total			3,666,340
Water & Sewer 6.6%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,152,830
Series 2016A
11/15/2029	4.000%	500,000	569,020
11/15/2030	4.000%	400,000	452,292
11/15/2031	4.000%	100,000	112,243
11/15/2032	4.000%	440,000	491,401
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,536,181
08/01/2023	5.250%	500,000	579,435
29th Series 2014
08/01/2025	5.000%	500,000	573,515
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
32nd Series 2016B
08/01/2035	4.000%	1,000,000	1,110,770
Total			6,577,687
Total Municipal Bonds (Cost $89,721,173)			95,207,037

Money Market Funds 3.1%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.310%(g)	1,642,338	1,642,338
JPMorgan Institutional Tax Free Money Market Fund, Institutional Class, 1.264%(g)	1,457,529	1,457,529
Total Money Market Funds (Cost $3,099,867)		3,099,867
Total Investments in Securities (Cost: $95,871,040)		101,356,904
Other Assets & Liabilities, Net		(1,438,589)
Net Assets		99,918,315

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2019.
(c)	Represents a security purchased on a when-issued basis.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2019, the total value of these securities amounted to $998,211, which represents 1.00% of total net assets.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2019, the total value of these securities amounted to $1,060,470, which represents 1.06% of total net assets.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2019